UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Rayliant Quantamental China Equity ETF

Rayliant Quantamental Emerging Market ex-China Equity ETF

Rayliant Quantitative Developed Market Equity ETF

SEMI-ANNUAL REPORT	MARCH 31, 2024

Investment Adviser:
Rayliant Asset Management

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	28
Notes to Financial Statements	31
Disclosure of Fund Expenses	53
Review of Liquidity Risk Management Program	55
Supplemental Information	56

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-898-1688; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%
	Shares	Value
CHINA — 99.7%
Communication Services — 1.5%
37 Interactive Entertainment Network Technology Group, Cl A	58,200	$141,404
Focus Media Information Technology, Cl A	323,672	289,773
Shandong Publishing & Media, Cl A	63,700	96,159
		527,336
Consumer Discretionary — 11.2%
Beijing Roborock Technology, Cl A	15,400	725,266
BYD, Cl A	23,800	683,081
Changzhou Xingyu Automotive Lighting Systems, Cl A	3,700	72,049
China Tourism Group Duty Free, Cl A	7,300	86,650
Fuyao Glass Industry Group, Cl A	12,900	76,312
Gree Electric Appliances of Zhuhai, Cl A	91,200	492,403
Guangdong Homa Group, Cl A *	283,200	303,858
Guangdong Xinbao Electrical Appliances Holdings, Cl A	39,400	89,161
Haier Smart Home, Cl A	72,800	251,477
Hisense Home Appliances Group, Cl A	65,100	267,648
Midea Group, Cl A	78,540	698,600
Oppein Home Group, Cl A	11,500	101,625
Sailun Group, Cl A	38,300	76,860
Vatti, Cl A	219,900	179,605
		4,104,595
Consumer Staples — 13.4%
COFCO Sugar Holding, Cl A	125,500	158,681
Eastroc Beverage Group, Cl A	9,700	251,612
Guangdong Haid Group, Cl A	27,300	161,873
Inner Mongolia Yili Industrial Group, Cl A	77,200	295,704
Jiangsu King's Luck Brewery JSC, Cl A	17,585	143,845

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Consumer Staples (continued)
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A *	20,100	$68,879
Kweichow Moutai, Cl A	8,772	2,055,918
Luzhou Laojiao, Cl A	28,000	713,691
Shanxi Xinghuacun Fen Wine Factory, Cl A	7,800	263,316
Wuliangye Yibin, Cl A	37,300	786,545
		4,900,064
Energy — 3.0%
China Oilfield Services, Cl A	36,700	87,398
China Petroleum & Chemical, Cl A	461,800	395,625
PetroChina, Cl A	475,084	605,273
		1,088,296
Financials — 17.1%
Agricultural Bank of China, Cl A	239,600	137,614
Bank of Changsha, Cl A	93,200	98,971
Bank of Hangzhou, Cl A	56,400	85,916
Bank of Jiangsu, Cl A	428,530	462,740
Bank of Ningbo, Cl A	80,400	230,556
China Construction Bank, Cl A	229,500	215,895
China Everbright Bank, Cl A	481,700	207,000
China Merchants Bank, Cl A	265,398	1,176,314
China Merchants Securities, Cl A	36,000	68,624
China Minsheng Banking, Cl A	369,915	206,856
China Pacific Insurance Group, Cl A	90,715	282,625
China Zheshang Bank, Cl A	315,300	127,676
CITIC Securities, Cl A	98,400	261,708
GF Securities, Cl A	40,900	75,599
Guotai Junan Securities, Cl A	79,900	156,820
Huatai Securities, Cl A	90,319	171,920
Industrial & Commercial Bank of China, Cl A	446,500	322,864
Jiangsu Changshu Rural Commercial Bank, Cl A	129,600	125,487
Jiangsu Financial Leasing, Cl A	532,340	338,010
Ping An Insurance Group of China, Cl A	260,200	1,458,258
		6,211,453
Health Care — 5.6%
Aier Eye Hospital Group, Cl A	124,600	220,698
Beijing Tongrentang, Cl A	27,100	155,574
Hualan Biological Engineering, Cl A	67,300	183,628
Realcan Pharmaceutical Group, Cl A *	248,200	94,010
Shenzhen Mindray Bio-Medical Electronics, Cl A	26,456	1,019,885
WuXi AppTec, Cl A	47,400	307,038

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Health Care (continued)
Zhangzhou Pientzehuang Pharmaceutical, Cl A	2,000	$63,523
		2,044,356
Industrials — 19.6%
Air China, Cl A *	71,200	71,588
Beijing New Building Materials, Cl A	81,000	319,185
Beijing Sifang Automation, Cl A	46,100	97,021
China Eastern Airlines, Cl A *	149,600	75,208
China Railway Group, Cl A	399,600	374,811
China Southern Airlines, Cl A *	78,600	60,625
China State Construction Engineering, Cl A	833,600	599,332
Contemporary Amperex Technology, Cl A	42,884	1,115,041
Henan Pinggao Electric, Cl A	230,700	440,085
Jiangsu Hengli Hydraulic, Cl A	9,600	66,601
Metallurgical Corp of China, Cl A	784,500	370,618
NARI Technology, Cl A	65,800	218,506
Power Construction Corp of China, Cl A	81,300	55,317
Shanghai M&G Stationery, Cl A	19,200	93,615
Shenzhen Inovance Technology, Cl A	34,000	282,053
Spring Airlines, Cl A *	15,100	114,388
Sungrow Power Supply, Cl A	57,000	810,203
Weichai Power, Cl A	358,200	804,672
Wuxi Lead Intelligent Equipment, Cl A	25,600	83,918
Xiamen C & D, Cl A	93,500	130,712
Yutong Bus, Cl A	101,645	262,918
Zhejiang Dingli Machinery, Cl A	44,300	342,177
Zhejiang Sanhua Intelligent Controls, Cl A	47,700	157,743
Zhuzhou CRRC Times Electric, Cl A	29,000	178,584
		7,124,921
Information Technology — 16.4%
Advanced Micro-Fabrication Equipment China, Cl A	15,707	322,906
Anker Innovations Technology, Cl A	12,200	128,631
Beijing Kingsoft Office Software, Cl A	4,000	164,724
BOE Technology Group, Cl A	618,900	343,530
Foxconn Industrial Internet, Cl A	203,600	657,597
Fujian Apex Software, Cl A	21,900	110,942
GigaDevice Semiconductor, Cl A	10,100	101,203
Hygon Information Technology, Cl A	14,756	156,068
LONGi Green Energy Technology, Cl A	109,440	295,592
Luxshare Precision Industry, Cl A	78,600	322,069
Maxscend Microelectronics, Cl A	6,000	83,037
Montage Technology, Cl A	9,000	57,592

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Information Technology (continued)
NAURA Technology Group, Cl A	2,400	$101,379
Newland Digital Technology, Cl A	184,400	439,132
Shanghai Baosight Software, Cl A	22,100	117,099
Shengyi Technology, Cl A	57,600	139,153
Shenzhen Transsion Holdings, Cl A	37,174	836,113
TCL Technology Group, Cl A *	477,540	306,503
Will Semiconductor Shanghai, Cl A	25,500	345,952
Wuxi Autowell Technology, Cl A	14,800	214,833
Zhejiang Dahua Technology, Cl A	85,500	219,273
Zhongji Innolight, Cl A	14,100	300,414
ZTE, Cl A	51,800	195,845
		5,959,587
Materials — 8.6%
Aluminum Corp of China, Cl A	184,800	180,972
Beijing Oriental Yuhong Waterproof Technology, Cl A	51,100	113,033
China Jushi, Cl A	52,100	75,132
CMOC Group, Cl A	274,100	308,440
DeHua TB New Decoration Materials, Cl A	83,300	110,143
Hainan Mining, Cl A	99,700	89,533
Hengli Petrochemical, Cl A *	119,300	225,113
Inner Mongolia Xingye Silver&Tin Mining, Cl A	231,900	343,359
Ningbo Boway Alloy Material, Cl A	73,400	187,635
Satellite Chemical, Cl A *	262,280	615,927
Shandong Hualu Hengsheng Chemical, Cl A	48,400	168,591
Wanhua Chemical Group, Cl A	22,900	253,747
Zhejiang Huayou Cobalt, Cl A	22,700	83,072
Zijin Mining Group, Cl A	180,000	399,152
		3,153,849
Real Estate — 1.4%
China Merchants Shekou Industrial Zone Holdings, Cl A	123,707	164,593
Poly Developments and Holdings Group, Cl A	115,200	148,355
Zhuhai Huafa Properties, Cl A	194,500	191,275
		504,223
Utilities — 1.9%
China Yangtze Power, Cl A	137,900	471,987

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Utilities (continued)
GD Power Development, Cl A	322,800	$222,746
		694,733
TOTAL COMMON STOCK
(Cost $34,897,837)		36,313,413

TOTAL INVESTMENTS— 99.7%
(Cost $34,897,837)		$36,313,413

Percentages are based on Net Assets of $36,419,434.
*	Non-income producing security.

Cl — Class
JSC — Joint Stock Company

As of March 31, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value
BRAZIL — 2.9%
Ambev	39,500	$98,798
Banco do Brasil	12,200	138,146
BB Seguridade Participacoes	50,600	329,445
Caixa Seguridade Participacoes	42,300	132,844
TIM	86,800	308,492
Vale	7,700	93,898
Vibra Energia	42,500	212,264
		1,313,887

EGYPT — 0.1%
Eastern SAE	103,972	59,225

GREECE — 1.8%
JUMBO	11,118	320,597
Motor Oil Hellas Corinth Refineries	5,914	176,412
OPAP	6,091	109,725
Piraeus Financial Holdings *	52,118	218,169
		824,903

HUNGARY — 1.1%
OTP Bank Nyrt	11,045	508,579

INDIA — 19.1%
3M India	814	304,444
Angel One	4,026	146,988
Aurobindo Pharma	8,728	113,937
Bharat Petroleum	42,631	307,915
Birlasoft	64,178	570,967
BSE	8,366	252,367
Colgate-Palmolive India	3,228	104,901

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
INDIA (continued)
Dixon Technologies India	952	$85,372
Global Health *	58,217	922,195
HCL Technologies	16,902	312,809
HDFC Asset Management	3,757	169,110
HDFC Bank	26,706	463,627
Hindustan Aeronautics	15,006	598,603
ICICI Bank	43,596	571,488
ICICI Lombard General Insurance	5,472	110,519
Indian Oil	88,583	178,170
InterGlobe Aviation *	5,373	228,613
ITC	46,051	236,515
Jindal Stainless	16,230	135,139
Karur Vysya Bank	44,605	97,711
Larsen & Toubro	2,640	119,141
Marico	14,027	83,621
MRF	150	239,898
Oil & Natural Gas	42,862	137,756
Oracle Financial Services Software	1,271	133,712
Procter & Gamble Hygiene & Health Care	1,914	388,490
Tata Motors, Cl A	26,972	212,536
Torrent Pharmaceuticals	10,343	322,508
Trent	6,491	307,263
Varun Beverages	16,959	284,390
Zensar Technologies	28,380	206,463
Zydus Lifesciences	36,524	441,143
		8,788,311

INDONESIA — 1.4%
Bank Rakyat Indonesia Persero	808,100	308,357
Telkom Indonesia Persero	999,000	218,640
Unilever Indonesia	699,100	119,052
		646,049

MALAYSIA — 0.8%
YTL Power International	455,300	363,624

MEXICO — 2.8%
Coca-Cola Femsa ADR	1,096	106,531
FIBRA Macquarie Mexico ‡	68,479	132,906
Grupo Mexico	16,800	99,182
Kimberly-Clark de Mexico, Cl A	134,900	313,273
Qualitas Controladora	43,100	501,614

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
MEXICO (continued)
Wal-Mart de Mexico	33,700	$135,840
		1,289,346

PHILIPPINES — 0.7%
Manila Electric	21,310	135,332
Metropolitan Bank & Trust	158,070	183,194
		318,526

POLAND — 0.3%
Powszechny Zaklad Ubezpieczen	12,520	153,245

ROMANIA — 0.4%
NEPI Rockcastle	27,734	191,569

RUSSIA — 0.0%
Gazprom Neft PJSC (A)	111,970	–
Novolipetsk Steel PJSC *(A)	98,630	–
PhosAgro PJSC GDR *(A)	22,934	–
Severstal PAO *(A)	11,625	–
		–

SAUDI ARABIA — 3.3%
Al Rajhi for Co-operative Insurance *	2,442	72,013
Elm	603	154,187
Etihad Etisalat	21,316	298,953
Middle East Healthcare *	3,933	115,353
National Medical Care	1,604	79,975
Riyadh Cables Group	19,981	538,083
Saudi National Bank	11,409	124,113
Saudi Telecom	12,550	132,510
		1,515,187

SOUTH AFRICA — 4.5%
Bid	5,410	131,937
FirstRand	31,124	101,461
Investec	48,645	320,931
Momentum Metropolitan Holdings	74,068	79,480
Naspers, Cl N	2,341	415,078
OUTsurance Group	74,311	164,819
Sanlam	109,648	401,794
Sasol	12,332	95,335
Standard Bank Group	18,428	180,268
Vodacom Group	16,427	85,491
Woolworths Holdings	24,893	77,836
		2,054,430

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SOUTH KOREA — 21.5%
Celltrion	1,250	$170,659
DB Insurance	4,717	337,417
GS Holdings	2,485	89,525
Hana Financial Group	8,979	392,842
Hankook Tire & Technology	6,497	261,086
Hanmi Pharm	283	71,893
HD Hyundai	1,780	91,099
HD Korea Shipbuilding & Offshore Engineering *	4,095	365,622
Hyundai Glovis	1,683	225,775
Hyundai Marine & Fire Insurance	29,307	671,585
JYP Entertainment	2,405	126,837
KB Financial Group	3,730	194,777
Kia	11,758	978,196
Korea Electric Power *	25,332	415,849
Korea Investment Holdings	3,642	180,172
Krafton *	1,718	319,034
LG Innotek	1,679	246,316
Meritz Financial Group	10,104	613,182
NH Investment & Securities	7,659	67,075
Samsung Electronics	37,996	2,280,466
Samsung Securities	5,539	167,456
SK	1,132	153,540
SK Square *	2,122	123,892
SK Telecom	5,063	200,452
S-Oil	2,393	138,470
SOLUM *	36,572	670,996
Woori Financial Group	29,365	318,243
		9,872,456

TAIWAN — 27.6%
Accton Technology	7,000	100,286
Alchip Technologies	1,000	98,895
Asustek Computer	52,000	688,112
Cathay Financial Holding	122,000	183,933
Cheng Shin Rubber Industry	58,000	90,071
Chicony Electronics	83,000	574,453
CTBC Financial Holding	96,000	97,189
Elan Microelectronics	112,000	561,689
Eva Airways	294,000	290,293
Formosa Petrochemical	50,000	107,176
Fubon Financial Holding	46,000	99,608
Getac Holdings	34,000	141,297

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
TAIWAN (continued)
Hon Hai Precision Industry	108,000	$524,755
Lite-On Technology	95,000	314,653
Makalot Industrial	45,000	513,928
Micro-Star International	36,000	187,855
Novatek Microelectronics	35,000	644,148
President Chain Store	11,000	91,256
Quanta Computer	20,000	174,981
Radiant Opto-Electronics	98,000	528,224
Taiwan Fertilizer	129,000	255,150
Taiwan Semiconductor Manufacturing	224,000	5,382,411
Tripod Technology	47,000	300,327
Wistron	37,000	139,313
WPG Holdings	54,000	161,982
WT Microelectronics	93,000	435,890
		12,687,875

THAILAND — 3.1%
Advanced Info Service	40,800	228,111
Bangchak	87,300	106,471
Bumrungrad Hospital	24,700	150,959
Intouch Holdings	92,400	174,101
Osotspa	168,900	95,357
PTT	251,700	231,091
PTT Exploration & Production	35,200	143,742
PTT Oil & Retail Business	277,400	133,806
Thai Oil	115,000	185,166
		1,448,804

TURKEY — 1.2%
Ford Otomotiv Sanayi	9,762	348,513
Tofas Turk Otomobil Fabrikasi	24,302	204,883
		553,396

UNITED ARAB EMIRATES — 3.1%
Air Arabia PJSC	235,668	177,768
Americana Restaurants International	72,925	65,335
Emaar Development PJSC	362,729	809,972
Emaar Properties PJSC	83,309	184,894
Emirates NBD Bank PJSC	44,114	207,824
		1,445,793

TOTAL COMMON STOCK
(Cost $41,029,808)		44,035,205

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
PREFERRED STOCK — 3.5%
	Shares	Value
BRAZIL — 3.0%
Banco Bradesco (B)	31,400	$89,704
Itau Unibanco Holding (B)	32,900	228,401
Itausa (B)	511,430	1,071,791
		1,389,896

SOUTH KOREA — 0.5%
Hyundai Motor (B)	2,103	246,971

TOTAL PREFERRED STOCK
(Cost $1,475,856)		1,636,867

TOTAL INVESTMENTS— 99.2%
(Cost $42,505,664)		$45,672,072

Percentages are based on Net Assets of $46,027,548.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2024 (UNAUDITED)

The following is a summary of the inputs used as of March 31, 2024 when valuing the Fund's investments:
Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$1,313,887	$—	$—		$1,313,887
Egypt	59,225	—	—		59,225
Greece	824,903	—	—		824,903
Hungary	508,579	—	—		508,579
India	8,788,311	—	—		8,788,311
Indonesia	646,049	—	—		646,049
Malaysia	363,624	—	—		363,624
Mexico	1,289,346	—	—		1,289,346
Philippines	318,526	—	—		318,526
Poland	153,245	—	—		153,245
Romania	191,569	—	—		191,569
Russia‡	—	—	—	^	—
Saudi Arabia	1,515,187	—	—		1,515,187
South Africa	2,054,430	—	—		2,054,430
South Korea	9,872,456	—	—		9,872,456
Taiwan	12,687,875	—	—		12,687,875
Thailand	1,448,804	—	—		1,448,804
Turkey	553,396	—	—		553,396
United Arab Emirates	1,445,793	—	—		1,445,793
Total Common Stock	44,035,205	—	—		44,035,205
Preferred Stock
Brazil	1,389,896	—	—		1,389,896
South Korea	246,971	—	—		246,971
Total Preferred Stock	1,636,867	—	—		1,636,867
Total Investments in Securities	$45,672,072	$—	$—		$45,672,072

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

‡ For the period ended March 31, 2024, there were no transfers into/out of Level 3. As of March 31, 2024, the unrealized appreciation/(depreciation) on these investments was $(1,352,976). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until March 31, 2024, Russian-held investments were deemed to be worthless due to sanctions and inaccessibility of the market.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL DEVELOPED MARKET EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%
	Shares	Value
AUSTRALIA — 1.0%
Cochlear	696	$153,258
Qantas Airways *	39,478	140,367
Rio Tinto	4,263	338,637
		632,262

AUSTRIA — 0.3%
Erste Group Bank	3,786	168,870

BELGIUM — 0.3%
Colruyt Group NorthV	4,414	204,127

BERMUDA — 0.8%
SiriusPoint *	39,097	496,923

BRAZIL — 1.2%
Adecoagro	12,771	140,737
MercadoLibre *	419	633,511
		774,248

CANADA — 3.3%
Cameco	3,800	164,664
CES Energy Solutions	38,908	135,419
Constellation Software	188	514,022
Fairfax Financial Holdings	385	415,399
Manulife Financial	19,700	492,482
Parkland	4,300	137,079
Stantec	1,300	108,035
Trican Well Service	43,859	134,502
		2,101,602

DENMARK — 0.5%
Novo Nordisk, Cl B	1,264	161,292

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL DEVELOPED MARKET EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
DENMARK (continued)
Pandora	993	$160,240
		321,532

FINLAND — 0.2%
Kempower *	5,709	126,890

FRANCE — 1.3%
Credit Agricole	12,097	180,502
Eiffage	1,365	155,011
Gaztransport Et Technigaz	1,594	238,429
Orange	20,851	245,187
		819,129

GEORGIA — 0.7%
TBC Bank Group	11,761	477,655

GERMANY — 3.1%
Allianz	3,356	1,006,876
Bayerische Motoren Werke	2,816	325,294
Nemetschek	1,049	103,911
SAF-Holland	11,872	242,202
SAP	993	193,532
TeamViewer *	6,861	102,293
		1,974,108

HONG KONG — 0.4%
NWS Holdings	159,600	132,550
Techtronic Industries	8,000	108,453
		241,003

INDONESIA — 1.0%
First Pacific	1,300,638	654,769

IRELAND — 0.2%
James Hardie Industries ADR *	4,081	165,117

ISRAEL — 0.5%
Check Point Software Technologies *	994	163,026
Teva Pharmaceutical Industries ADR *	10,000	141,100
		304,126

JAPAN — 3.5%
ANA Holdings	6,800	141,980
Chugai Pharmaceutical	7,400	281,928
ENEOS Holdings	30,930	148,514
Hokuriku Electric Power	39,533	209,204
Inpex	8,200	124,589

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL DEVELOPED MARKET EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
JAPAN (continued)
Japan Airlines	8,000	$151,759
Konami Group	1,464	99,345
Mitsubishi UFJ Financial Group	17,100	173,435
Nintendo	5,672	309,525
Nippon Yusen	4,500	123,394
Subaru	6,922	156,693
Toyo Suisan Kaisha	3,200	195,389
Unicharm	3,500	111,444
		2,227,199

MACAO — 0.4%
Galaxy Entertainment Group	28,000	140,600
Sands China *	51,600	145,376
		285,976

NETHERLANDS — 4.0%
ASML Holding	380	366,157
Koninklijke KPN	35,606	133,283
Koninklijke Philips *	6,089	122,355
Shell	46,852	1,566,321
Universal Music Group	7,126	214,566
Wolters Kluwer	1,207	189,276
		2,591,958

NEW ZEALAND — 0.2%
Xero *	1,519	132,120

NORWAY — 0.2%
Norwegian Air Shuttle *	94,509	142,609

SINGAPORE — 1.1%
BW LPG	37,781	421,391
Genting Singapore	237,700	155,871
Grab Holdings, Cl A *	51,770	162,558
		739,820

SWEDEN — 1.1%
Atlas Copco, Cl A	7,348	124,247
Atlas Copco, Cl B	8,440	124,833
BoneSupport Holding *	14,839	316,414
Telefonaktiebolaget LM Ericsson, Cl B	31,551	170,080
		735,574

SWITZERLAND — 2.0%
Givaudan	31	138,221
Logitech International	1,757	157,539

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL DEVELOPED MARKET EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SWITZERLAND (continued)
Novartis	6,172	$598,699
Partners Group Holding	130	185,900
UBS Group	6,330	194,953
		1,275,312

UNITED KINGDOM — 6.2%
4imprint Group	5,400	432,486
Admiral Group	2,942	105,437
BAE Systems	13,346	227,516
Centrica	57,115	92,100
Domino's Pizza Group	131,136	570,855
HSBC Holdings	37,385	292,215
InterContinental Hotels Group	1,863	193,970
International Consolidated Airlines Group *	385,136	859,928
Marks & Spencer Group	135,025	452,181
Rolls-Royce Holdings *	54,673	294,703
Sage Group	11,154	178,312
Tesco	79,490	297,833
		3,997,536

UNITED STATES — 65.6%
AbbVie	1,749	318,493
Adobe *	753	379,964
Airbnb, Cl A *	2,003	330,415
Allstate	1,155	199,827
Alphabet, Cl A *	3,099	467,732
Alphabet, Cl C *	2,654	404,098
Altria Group	5,112	222,985
Amazon.com *	8,870	1,599,970
Apple	14,813	2,540,133
Applied Materials	872	179,833
Assurant	573	107,861
Atlassian, Cl A *	1,450	282,910
BellRing Brands *	2,619	154,600
Booking Holdings	388	1,407,617
Broadcom	102	135,192
Cardinal Health	2,691	301,123
Cboe Global Markets	1,141	209,636
Centene *	1,802	141,421
Chipotle Mexican Grill, Cl A *	197	572,634
Chord Energy	1,428	254,527
Cisco Systems	4,581	228,638
Clorox	1,333	204,096

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL DEVELOPED MARKET EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
CME Group, Cl A	1,443	$310,663
Colgate-Palmolive	1,089	98,064
Comcast, Cl A	4,040	175,134
Constellation Brands, Cl A	568	154,360
Costco Wholesale	1,385	1,014,692
Crane	3,534	477,549
Crowdstrike Holdings, Cl A *	307	98,421
Deckers Outdoor *	326	306,851
Dropbox, Cl A *	5,118	124,367
Electronic Arts	1,890	250,746
Eli Lilly	1,140	886,874
EMCOR Group	1,578	552,615
Everest Group	467	185,633
Exelixis *	10,875	258,064
F&G Annuities & Life	17,021	690,202
Fair Isaac *	281	351,141
Ferrovial	4,164	164,954
Fidelity National Financial	2,829	150,220
Garmin	1,209	179,984
General Electric	1,122	196,945
G-III Apparel Group *	9,284	269,329
Gilead Sciences	5,133	375,992
GoDaddy, Cl A *	1,115	132,328
Goldman Sachs Group	386	161,228
IES Holdings *	1,764	214,573
Intel	9,141	403,758
InterDigital	4,003	426,159
International Business Machines	1,795	342,773
Kimberly-Clark	3,687	476,914
Las Vegas Sands	3,514	181,674
Manhattan Associates *	658	164,651
Marathon Petroleum	588	118,482
Mastercard, Cl A	1,560	751,249
McDonald's	356	100,374
McKesson	840	450,954
Merck	2,602	343,334
Meta Platforms, Cl A	4,295	2,085,566
Microsoft	6,666	2,804,519
Molson Coors Beverage, Cl B	2,655	178,549
Monday.com *	513	115,871
Murphy USA	824	345,421
Neurocrine Biosciences *	766	105,647

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL DEVELOPED MARKET EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
New York Times, Cl A	3,147	$136,014
NVIDIA	4,277	3,864,526
Oracle	1,596	200,474
Otis Worldwide	1,418	140,765
PACCAR	1,674	207,392
Palo Alto Networks *	1,575	447,505
Paychex	3,652	448,466
Procter & Gamble	2,242	363,764
Progressive	521	107,753
PulteGroup	1,318	158,977
QUALCOMM	4,056	686,681
Salesforce	539	162,336
ServiceNow *	489	372,814
Skechers USA, Cl A *	1,952	119,579
Spotify Technology *	2,298	606,442
Steelcase, Cl A	31,575	413,001
Stellantis	26,142	743,805
Synopsys *	212	121,158
Titan Cement International	15,997	457,832
TJX	4,242	430,224
Tyson Foods, Cl A	2,510	147,412
Uber Technologies *	2,302	177,231
UnitedHealth Group	1,368	676,750
VeriSign *	985	186,667
Verisk Analytics, Cl A	1,551	365,617
Vertex Pharmaceuticals *	331	138,361
Visa, Cl A	1,107	308,942
Vistra	3,650	254,222
Vita Coco *	9,416	230,033
Walmart	5,416	325,881
Weatherford International *	6,185	713,872
Williams	5,869	228,715
Williams-Sonoma	503	159,717
WW Grainger	257	261,446
		42,184,903

TOTAL COMMON STOCK
(Cost $53,941,597)		63,775,368

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL DEVELOPED MARKET EQUITY ETF MARCH 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
WARRANT — 0.0%
	Number of Warrants	Value
CANADA — 0.0%
Constellation Software, Expires 08/22/2028 (A)	200	$–

TOTAL WARRANT
(Cost $—)		–

TOTAL INVESTMENTS— 99.1%
(Cost $53,941,597)		$63,775,368

Percentages are based on Net Assets of $64,339,268.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL DEVELOPED MARKET EQUITY ETF MARCH 31, 2024 (UNAUDITED)

The following is a summary of the inputs used as of March 31, 2024 when valuing the Fund's investments:
Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Australia	$632,262	$—	$—		$632,262
Austria	168,870	—	—		168,870
Belgium	204,127	—	—		204,127
Bermuda	496,923	—	—		496,923
Brazil	774,248	—	—		774,248
Canada	2,101,602	—	—		2,101,602
Denmark	321,532	—	—		321,532
Finland	126,890	—	—		126,890
France	819,129	—	—		819,129
Georgia	477,655	—	—		477,655
Germany	1,974,108	—	—		1,974,108
Hong Kong	241,003	—	—		241,003
Indonesia	654,769	—	—		654,769
Ireland	165,117	—	—		165,117
Israel	304,126	—	—		304,126
Japan	2,227,199	—	—		2,227,199
Macao	285,976	—	—		285,976
Netherlands	2,591,958	—	—		2,591,958
New Zealand	132,120	—	—		132,120
Norway	142,609	—	—		142,609
Singapore	739,820	—	—		739,820
Sweden	735,574	—	—		735,574
Switzerland	1,275,312	—	—		1,275,312
United Kingdom	3,997,536	—	—		3,997,536
United States	42,184,903	—	—		42,184,903
Total Common Stock	63,775,368	—	—		63,775,368
Warrant
Canada	—	—	—	^	—
Total Warrant	—	—	—		—
Total Investments in Securities	$63,775,368	$—	$—		$63,775,368

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “ —” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF
Assets:
Investments, at Value (Cost $34,897,837, $42,505,664 and $53,941,597)	$36,313,413	$45,672,072	$63,775,368
Foreign Currency, at Value (Cost $4,284, $317,095 and $5,624)	4,245	330,694	5,633
Cash	129,983	425,259	470,892
Receivable from Investment Adviser	4,469	728	–
Dividend and Interest Receivable	–	330,993	99,316
Reclaim Receivable(1)	–	2,902	46,246
Unrealized Gain on Foreign Currency Spot Contracts	–	541	–
Prepaid Legal Fees	1,998	1,946	2,973
Prepaid Custody Fees	4,576	1,166	–
Other Prepaid Expenses	907	3,652	638
Total Assets	36,459,591	46,769,953	64,401,066
Liabilities:
Audit Fees Payable	13,448	13,448	13,448
Payable to Administrator	10,673	9,392	9,392
Printing Fees Payable	9,642	6,826	12,477
Registration Fees Payable	5,077	5,008	5,000
Chief Compliance Officer Fees Payable	964	514	780
Payable for Foreign Capital Gains Tax	–	155,101	–
Payable to Investment Adviser	–	–	14,190
Payable for Investment Securities Purchased	–	551,306	–
Unrealized Loss on Foreign Currency Spot Contracts	–	–	11
Other Accrued Expenses and Other Payables	353	810	6,500
Total Liabilities	40,157	742,405	61,798
Commitments and Contingencies †
Net Assets	$36,419,434	$46,027,548	$64,339,268

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES — (CONTINUED)

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF
Net Assets Consist of:
Paid-in Capital	$86,752,064	$46,521,747	$60,201,023
Total Distributable Earnings (Accumulated Losses)	(50,332,630)	(494,199)	4,138,245
Net Assets	$36,419,434	$46,027,548	$64,339,268
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	2,700,000	1,900,000	2,300,000
Net Asset Value, Offering and Redemption Price Per Share	$13.49	$24.23	$27.97

† See Note 5 in the Notes to the Financial Statements.

(1) See Note 2 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs FOR THE SIX MONTHS ENDED MARCH 31, 2024 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF

Investment Income:
Dividends	$312,688	$698,157	$489,409
Less: Foreign Taxes Withheld	(26,215)	(117,224)	(16,509)
Total Investment Income	286,473	580,933	472,900
Expenses:
Investment Advisory Fees (Note 5)	165,512	125,970	191,665
Administration Fees (Note 4)	62,672	55,151	55,151
Trustees' Fees	7,680	5,003	7,670
Chief Compliance Officer Fees (Note 3)	2,560	1,882	2,871
Custodian Fees	30,134	44,129	20,853
Audit Fees	14,133	14,133	14,133
Printing Fees	12,085	8,480	11,514
Legal Fees	11,303	7,164	10,986
Insurance Fees	11,256	8,599	10,190
Registration and Filing Fees	4,955	5,004	5,000
Pricing Fees	1,767	1,818	2,014
Total Expenses	324,057	277,333	332,047
Less:
Waiver of Investment Advisory Fees	(103,224)	(106,565)	(95,813)
Net Expenses	220,833	170,768	236,234
Net Investment Income	65,640	410,165	236,666
Net Realized Gain (Loss) on:
Investments(1)	(11,076,662)	1,679,393	2,861,744
Capital Gains Tax	–	(206,063)	–
Foreign Currency Transactions	(79,086)	(117,679)	(15,553)
Net Realized Gain/(Loss)	(11,155,748)	1,355,651	2,846,191
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,060,187	4,095,424	8,418,500
Capital Gains Tax	–	(101,802)	–
Foreign Currency Translation	(53)	21,321	697
Net Change in Unrealized Appreciation	6,060,134	4,014,943	8,419,197
Net Realized and Unrealized Gain/(Loss)	(5,095,614)	5,370,594	11,265,388
Net Increase/Decrease in Net Assets Resulting from Operations	$(5,029,974)	$5,780,759	$11,502,054

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs FOR THE SIX MONTHS ENDED MARCH 31, 2024 (UNAUDITED)

STATEMENTS OF OPERATIONS — (CONTINUED)

(1) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income	$65,640	$1,575,184
Net Realized Loss	(11,155,748)	(27,850,319)
Net Change in Unrealized Appreciation	6,060,134	8,272,890
Net Decrease in Net Assets Resulting From Operations	(5,029,974)	(18,002,245)
Distributions	(1,714,050)	(1,556,945)
Capital Share Transactions:
Issued	–	8,695,077
Redeemed	(39,041,200)	(7,070,729)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(39,041,200)	1,624,348
Total Decrease in Net Assets	(45,785,224)	(17,934,842)
Net Assets:
Beginning of Period	82,204,658	100,139,500
End of Period	$36,419,434	$82,204,658
Shares Transactions:
Issued	–	475,000
Redeemed	(3,000,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(3,000,000)	75,000

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income	$410,165	$640,291
Net Realized Gain (Loss)	1,355,651	(480,703)
Net Change in Unrealized Appreciation	4,014,943	1,798,397
Net Increase in Net Assets Resulting From Operations	5,780,759	1,957,985
Distributions	(626,110)	(1,018,970)
Capital Share Transactions:
Issued	4,849,174	17,440,971
Redeemed	(1,051,802)	–
Net Increase in Net Assets From Capital Share Transactions	3,797,372	17,440,971
Total Increase in Net Assets	8,952,021	18,379,986
Net Assets:
Beginning of Period	37,075,527	18,695,541
End of Period	$46,027,548	$37,075,527
Shares Transactions:
Issued	200,000	800,000
Redeemed	(50,000)	–
Net Increase in Shares Outstanding From Share Transactions	150,000	800,000

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL DEVELOPED MARKET EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net Investment Income	$236,666	$725,009
Net Realized Gain	2,846,191	507,149
Net Change in Unrealized Appreciation	8,419,197	6,995,961
Net Increase in Net Assets Resulting From Operations	11,502,054	8,228,119
Distributions	(952,925)	(761,063)
Capital Share Transactions:
Issued	–	570,202
Redeemed	(3,539,433)	(1,654,779)
Net Decrease in Net Assets From Capital Share Transactions	(3,539,433)	(1,084,577)
Total Increase in Net Assets	7,009,696	6,382,479
Net Assets:
Beginning of Period	57,329,572	50,947,093
End of Period	$64,339,268	$57,329,572
Shares Transactions:
Issued	–	25,000
Redeemed	(150,000)	(75,000)
Net Decrease in Shares Outstanding From Share Transactions	(150,000)	(50,000)

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Period Ended September 30, 2021*
Net Asset Value, Beginning of Period	$14.42	$17.80	$24.91	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.02	0.28	0.52	0.39
Net Realized and Unrealized Loss	(0.36)	(3.38)	(7.42)	(0.48)
Total from Investment Operations	(0.34)	(3.10)	(6.90)	(0.09)
Dividends and Distributions:
Net Investment Income	(0.59)	(0.28)	(0.21)	—
Total Dividends and Distributions	(0.59)	(0.28)	(0.21)	—
Net Asset Value, End of Period	$13.49	$14.42	$17.80	$24.91
Total Return‡	(2.17)%	(17.64)%	(27.93)%	(0.36)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$36,419	$82,205	$100,140	$39,854
Ratio of Expenses to Average Net Assets	0.80%††	0.80%	0.80%	0.80	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.18%††	1.04%	1.13%	2.43	%††
Ratio of Net Investment Loss to Average Net Assets	0.24%††	1.67%	2.45%	1.97	%††
Portfolio Turnover Rate	105%§	325%	255%	199	%§

*	Commenced operations on December 30, 2020.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Period Ended September 30, 2022*
Net Asset Value, Beginning of Period	$21.19		$19.68	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.24		0.56	0.98
Net Realized and Unrealized Gain (Loss)	3.17		2.02	(6.20)
Total from Investment Operations	3.41		2.58	(5.22)
Dividends and Distributions:
Net Investment Income	(0.37)		(1.07)	(0.10)
Total Dividends and Distributions	(0.37)		(1.07)	(0.10)
Net Asset Value, End of Period	$24.23		$21.19	$19.68
Total Return‡	16.18%		13.72%	(20.97)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$46,028		$37,076	$18,696
Ratio of Expenses to Average Net Assets	0.88	%††	0.86%	0.80%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.43	%††	1.86%	1.83%††
Ratio of Net Investment Loss to Average Net Assets	2.12	%††	2.71%	5.53%††
Portfolio Turnover Rate	154	%§	367%	295%§

*	Commenced operations on December 15, 2021.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL DEVELOPED MARKET EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Period Ended September 30, 2022*
Net Asset Value, Beginning of Period	$23.40		$20.38	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.29	0.21
Net Realized and Unrealized Gain (Loss)	4.88		3.04	(4.83)
Total from Investment Operations	4.98		3.33	(4.62)
Dividends and Distributions:
Net Investment Income	(0.41)		(0.31)	—	^
Total Dividends and Distributions	(0.41)		(0.31)	—
Net Asset Value, End of Period	$27.97		$23.40	$20.38
Total Return‡	21.47%		16.44%	(18.47)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$64,339		$57,330	$50,947
Ratio of Expenses to Average Net Assets	0.80	%††	0.80%	0.80	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.13	%††	1.17%	1.05	%††
Ratio of Net Investment Loss to Average Net Assets	0.80	%††	1.29%	1.17	%††
Portfolio Turnover Rate	96	%§	286%	235	%§

*	Commenced operations on December 15, 2021.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.005 per share.
§	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect on in-kind transactions.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market ex-China Equity ETF (formerly, Rayliant Quantamental Emerging Market Equity ETF), and the Rayliant Quantitative Developed Market Equity ETF (the “Funds”). The investment objective of each of the Funds is to seek long-term capital appreciation. The Rayliant Quantamental Emerging Market ex-China Equity ETF and the Rayliant Quantitative Developed Market Equity ETF are classified as a non-diversified investment companies. Rayliant Asset Management serves as the investment adviser (the “Adviser”) to each of the Funds. The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to each of the Funds. The Rayliant Quantamental China Equity ETF commenced operations on December 30, 2020; the Rayliant Quantamental Emerging Market ex-China Equity ETF and the Rayliant Quantitative Developed Market Equity ETF each commenced operations on December 15, 2021. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the funds in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are each investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).
Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

As of and during the period ended March 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Funds issue and redeems Shares at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Funds are a Creation Unit of 25,000, 50,000 and 25,000 Shares for Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF and Rayliant Quantitative Developed Market Equity ETF, respectively, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

The following table discloses the value/cost of one creation unit, creation transaction fee and redemption transaction fee for each transaction in a Creation Unit as of March 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Rayliant Quantamental China Equity ETF	25,000	$1,000	$337,250	$1,000
Rayliant Quantamental Emerging Market Ex-China Equity ETF	50,000	$2,500	$1,211,500	$2,500
Rayliant Quantitative Developed Market Equity ETF	25,000	$1,000	$699,250	$1,000

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian, and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2024, for the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market ex-China Equity ETF and the Rayliant Quantitative Developed Market Equity ETF incurred $62,672, $55,151 and $55,151, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the period ended March 31, 2024, the Funds did not incur any fees for these services.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for each of the Funds. The Custodian plays no role in determining the investment policies of any of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. also serves as the transfer agent and dividend disbursing agent for each of the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advisory services to Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF and Rayliant Quantitative Developed Market Equity ETF at a fee calculated at an annual rate of 0.60%, 0.65% and 0.65%, respectively, of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and to reimburse expenses for each of the Funds to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.80%, 0.88% and 0.80% of the Fund’s’ average daily net assets for Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF and Rayliant Quantitative Developed Market Equity ETF, respectively, until January 31, 2025 (the “Expense Limitation”). The Adviser may recover all or a portion of the Adviser’s fee reductions or expense reimbursements in regard to each of the Funds, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which the Adviser reduced the Adviser’s fee or reimbursed expenses if the Fund’s total annual funds operating expenses are below the Expense Limitation. This agreement may be terminated by the Trust for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2025. During the period ended March 31, 2024, the Funds did not recoup any previously waived fees.

As of March 31, 2024, the following amounts of waivers/reimbursements are subject to recoupment:

Period	Subject to Repayment until March 31:	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF
2022	2025	$228,587	$189,793	$158,971
2023	2026	224,093	236,861	207,405
2024	2027	103,224	106,565	95,813
		$555,904	$533,219	$462,189

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

6. Investment Transactions:

For the period ended March 31, 2024, the Rayliant Quantamental China Equity ETF made purchases of $57,697,392 and sales of $98,265,517 in investment securities other than long-term U.S. Government and short-term securities.

For the period ended March 31, 2024, the Rayliant Quantamental Emerging Market ex-China Equity ETF made purchases of $63,283,682 and sales of $60,460,614 in investment securities other than long-term U.S. Government and short-term securities.

For the period ended March 31, 2024, the Rayliant Quantitative Developed Market Equity ETF made purchases of $56,420,981 and sales of $60,929,682 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $— and in-kind redemptions of $3,502,283 respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $141,050.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. Book/tax differences may be temporary or permanent.

The permanent differences are primary attributed to different treatment for gains and losses on REIT adjustments, PFIC adjustments, India capital gains tax and foreign currency transactions.

The tax character of dividends and distributions paid during the year ended September 30, 2023 are as follows:

	Ordinary Income	Total
Rayliant Quantamental China Equity ETF	$1,556,945	$1,556,945
Rayliant Quantamental Emerging Market ex-China Equity ETF	1,018,970	1,018,970
Rayliant Quantitative Developed Market Equity ETF	761,063	761,063

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

As of September 30, 2023, the components of Distributable Earnings on a tax basis for the Funds were as follows:

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-CHINA Equity ETF	Rayliant Quantitative Developed Market Equity ETF
Undistributed Ordinary Income	$1,625,717	$594,868	$873,662
Capital Loss Carryforwards	(38,648,981)	(5,061,747)	(8,529,072)
Unrealized Appreciation (Depreciation)	(6,565,340)	(1,181,966)	1,244,527
Other Temporary Differences	(2)	(3)	(1)
Total Accumulated Losses	$(43,588,606)	$(5,648,848)	$(6,410,884)

The fund has capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Rayliant Quantamental China Equity ETF	$36,496,332	$2,152,649	$38,648,981
Rayliant Quantamental Emerging Market ex-CHINA Equity ETF	5,061,747	—	5,061,747
Rayliant Quantitative Developed Market Equity ETF	8,529,072	—	8,529,072

During the year ended September 30, 2023, Rayliant Quantitative Developed Market Equity ETF utilized $390,930 in capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and PFIC MTM adjustments. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Fund at March 31, 2024 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Rayliant Quantamental China Equity ETF	$34,897,837	$2,765,420	$(1,349,844)	$1,415,576
Rayliant Quantamental Emerging Market ex-China Equity ETF	42,505,664	5,418,367	(2,251,959)	3,166,408
Rayliant Quantitative Developed Market Equity ETF	53,941,597	10,498,687	(664,916)	9,833,771

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

8. Concentration of Risks:

As with all ETFs, there is no guarantee that the Funds will achieve their investment objectives. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. Each Fund is subject to certain of the principal risks noted below. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Ricks”.

Consumer Discretionary Sector Risk (Quantamental China Equity ETF) - A fund that focuses in the consumer discretionary sector may be subject to greater risks than a portfolio without such a focus. Companies in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy and, in turn, negatively affect companies in the consumer discretionary sector. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Depositary Receipts Risk (All Funds) - American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts (collectively, “Depositary Receipts”) are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of Depositary Receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. The values of Depositary Receipts may decline for a number of reasons relating to the issuers or sponsors of the Depositary Receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk (Quantamental China Equity ETF) - The Fund’s use of futures and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser’s use of derivatives will be successful in achieving its intended goals.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Moreover, regulation relating to the Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. The risks of futures include: (i) leverage risk; (ii) correlation risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Swaps. Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk, and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above. Fully funded equity swaps have economic and risk characteristics similar to participation notes (P-Notes). P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index; or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

Emerging Market Company Risk (Quantamental Emerging Market ex-China Equity ETF) - Investments in emerging market companies, including those outside of China, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

Equity Market Risk (All Funds) - Because a Fund may invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

ETF Risks (All Funds) - The Funds are ETFs and, as a result of this structure, they are exposed to the following risks:

Trading Risk - Although Fund shares are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

Shares of a Fund may trade at, above or below their most recent NAV. The per share NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings since the prior most recent calculation. The trading prices of a Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

These factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV, the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to a Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of a Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Where all or a portion of a Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of a Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Cash Transactions Risk - Like other ETFs, a Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, a Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in a Fund may be less tax-efficient than an investment in other ETFs as a Fund may recognize a capital gain that it could have avoided by making redemptions in-kind.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

As a result, a Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk - Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of a Fund and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of a Fund’s shares and the value of its underlying securities.

Financials Sector Risk (Quantamental China Equity ETF) - A fund that focuses in the financials sector may be subject to greater risks than a portfolio without such a focus. Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries of any individual financial company or of the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks, and may experience technology malfunctions

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.

Foreign Currency Risk (All Funds) - As a result of a Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in a Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Foreign Securities Risk (All Funds) - Investments in securities of foreign companies (including direct investments as well as investments through certain depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund’s portfolio. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund's investments in that country and other affected countries. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Geographic Focus Risk (Quantitative Developed Market Equity ETF and Quantamental Emerging Market ex-China Equity ETF) - To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

that country or geographic region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investments in Investment Companies Risk (All Funds) - A Fund may purchase shares of investment companies. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. In part because of these additional expenses, the performance of an investment company may differ from the performance a Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, a Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

ETFs - ETFs are pooled investment vehicles whose shares are listed and traded on U.S. and non-U.S. stock exchanges. To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, a Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Large Capitalization Risk (All Funds) - If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk (Quantitative Developed Market Equity ETF and Quantamental Emerging Market ex-China Equity ETF) - Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

securities may entail transaction costs that are higher than those for transactions in liquid securities.

Management Risk (All Funds) - Each Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. A Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Portfolio Turnover Risk (All Funds) - Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

Quantitative Investing Risk (All Funds) - A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

REIT Risk (Quantamental China Equity ETF) - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a U.S. REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act.

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Risk of Investing in China (Quantamental China Equity ETF) - Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

Sector Focus Risk (Quantamental China Equity ETF) - Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Securities Lending Risk (Quantamental China Equity ETF) - Engaging in securities lending could increase the Fund’s market and credit risk. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. These events could also trigger adverse tax consequences to the Fund. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small and Medium Capitalization Issuers Risk (All Funds) - Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Stock Connect Investing Risk (Quantamental China Equity ETF) - Fund purchases of China A Shares through Stock Connect involve ownership rights that are exercised differently than those involved in U.S. securities markets. When the Fund buys a Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock through Stock Connect, the Fund is purchasing a security registered under the name of the Hong Kong Securities Clearing Company Limited (“HKSCC”) that acts as a nominee holder for the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock. The Fund as the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock can exercise its rights through its nominee HKSCC. However, due to the indirect nature of holding its ownership interest through a nominee holder, the Fund might encounter difficulty in exercising or timely exercising its rights as the beneficial owner when trading through HKSCC under Stock Connect, and such difficulty may expose the Fund to risk of loss.

Valuation Risk (Quantitative Developed Market Equity ETF and Quantamental Emerging Market ex-China Equity ETF) - The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Value Style Risk (Quantamental China Equity ETF) - Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” may continue to be undervalued by the market for long periods of time.

9. Other:

At March 31, 2024, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2023 to March 31, 2024.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Continued)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment

	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period*
Rayliant Quantamental China Equity ETF
Actual Fund Return	$1,000.00	$978.30	0.80%	$3.96
Hypothetical 5% Return	1,000.00	1,021.00	0.80	4.04

Rayliant Quantamental Emerging Market ex-China Equity ETF
Actual Fund Return	$1,000.00	$1,161.80	0.88%	$4.76
Hypothetical 5% Return	1,000.00	1,020.60	0.88	4.45

Rayliant Quantitative Developed Market Equity ETF
Actual Fund Return	$1,000.00	$1,214.70	0.80%	$4.43
Hypothetical 5% Return	1,000.00	1,021.00	0.80	4.04

* Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 26, 2024, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. Among other things, the Program Administrator’s report noted that:

●

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

●	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

●	no material changes have been made to the Program during the period covered by the report.

●	no Fund experienced a shortfall of its respective highly liquid investment minimum during the period covered by the report.

In connection with the Funds’ operation as ETFs, the Program Administrator’s report further discussed: (i) the relationship between each Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, its shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio.

During the reporting period, the Program Administrator also reported to the Board in advance of extended local market holiday closures that the Rayliant Quantamental China Equity ETF and Rayliant Quantamental Emerging Market ex-China Equity ETF could temporarily hold illiquid securities in excess of 15% of each Fund’s net assets solely due to such closures, in accordance with applicable SEC staff guidance.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2024 (UNAUDITED)

SUPPLEMENTAL INFORMATION

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.rayliant.com.

NOTES

Rayliant ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

1-866-898-1688

Investment Adviser:

Rayliant Asset Management

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RAY-SA-001-0400

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 7, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 7, 2024